SHAREHOLDERS' EQUITY (Awards Outstanding by Exercise Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards outstanding	1,879,163
Weighted average remaining contractual life	1 year 3 months 11 days
Aggregate intrinsic value	$ 31,229	[1],[2]
Awards exercisable	318,813
Weighted average remaining contractual life	1 year 1 month 24 days
$0.01 (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 0.01
Awards outstanding	1,560,350
Weighted average remaining contractual life	1 year 3 months 18 days
Aggregate intrinsic value	29,849
Awards exercisable
Weighted average remaining contractual life	0 years
$ 11.31 - $13.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 11.31
Maximum exercise price	$ 13.90
Awards outstanding	99,299
Weighted average remaining contractual life	1 year 6 months 7 days
Aggregate intrinsic value	674
Awards exercisable	99,299
Weighted average remaining contractual life	1 year 6 months 7 days
$ 14.39 - $16.28 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 14.39
Maximum exercise price	$ 16.28
Awards outstanding	219,514
Weighted average remaining contractual life	11 months 23 days
Aggregate intrinsic value	$ 706
Awards exercisable	219,514
Weighted average remaining contractual life	11 months 23 days

[1]	Includes (i) 318,813 stock options with weighted average exercise price of $14.81, with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,560,350 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $29,849.
[2]	The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2014 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2014. This amount changes based on the fair market value of the Ordinary Shares.